Investment Strategy - Dakota Active Equity ETF	Jul. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or indirectly through other ETFs (each, an “Underlying ETF”) in a portfolio of U.S. equity securities. The Fund may invest in an unlimited number of Underlying ETFs.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies or Underlying ETFs that provide exposure to equity securities of U.S. companies. Dakota Wealth, LLC (the “Sub-Adviser”) defines a U.S. company as one (a) that has its headquarters or principal location of operations in the U.S., (b) whose primary listing is on a securities exchange or market in the U.S., or (c) that derives a majority of their revenues in the U.S.
The Fund may invest in U.S. and foreign securities, including common stocks, depositary receipts, and real estate investment trusts that have a market capitalization of greater than $5 billion. The Fund’s foreign security exposure will be obtained through investments in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) or through Underlying ETFs that have exposure to ADRs and GDRs.
The Fund systematically adjusts its holdings using two proprietary strategies developed and run independently by the Sub-Adviser.
In selecting securities for the Fund’s direct equity exposure, the Sub-Adviser generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals combined with a positive industry outlook. The Sub-Adviser implements an investment process that integrates a top-down (review of general economic conditions) and bottom-up
(review of company specific factors) approach, based on the Sub-Adviser’s evaluation of conditions across economic, market, and industry sectors, and fundamental analysis of an issuer’s financial statements and business model. Company specific factors that are considered may include, but are not limited to, analysis of an issuer’s earnings, sales growth, cash flows, competitive position, and management ability. Investment decisions are informed by the Sub-Adviser’s proprietary research and monthly risk evaluations to refine portfolio exposures.
The Sub-Adviser leverages a proprietary model to rank securities in the investable universe on a scale of 1 to 100 based on the analyses described above. In order for a security to be eligible for inclusion in the portfolio, it must score in the top 33% of the ranking. The Sub-Adviser pairs the bottom-up scoring with its top-down views to identify the best sectors for investment.
The Sub-Adviser generally will weight individual securities according to a security’s volatility. Securities with a higher volatility will have a smaller weight within the portfolio and securities with lower volatility will have a greater weight in the portfolio.
Additionally, the Fund employs a complementary active, tactical investment strategy whereby the Fund will invest in Underlying ETFs that provide exposure to specific sectors, industries, and broad market price volatility. The Sub-Adviser seeks to identify and exploit short-term dislocations, trends, and market inefficiencies by taking positions in Underlying ETFs that align with the Sub-Adviser’s market outlook. This strategy is highly dynamic, with portfolio allocations changing monthly based on the Sub-Adviser’s assessment of market conditions, economic data, geopolitical events, and technical indicators.
In selecting an Underlying ETF for the Fund’s portfolio, the Sub-Adviser considers factors such as liquidity, expense ratios, and tracking error of the Underlying ETFs. This strategy will be utilized opportunistically but will be in greater use during periods of market stress when the Sub-Adviser believes it is more prudent to reduce risks associated with direct equity exposure. The Sub-Adviser determines allocation between the Fund’s direct equity exposure and its indirect exposure through investment in Underlying ETFs based on a combination of bottom up analysis determining the amount of individual companies meeting the Sub-Adviser’s investability threshold and a top down market analysis. The Fund may invest up to 100% of its portfolio in Underlying ETFs.
To implement this strategy, the Sub-Adviser integrates a top-down macro approach in which it conducts analysis of global economic trends, monetary policy, geopolitical developments, and broad market sentiment to form overarching market views. By utilizing this process, the Sub-Adviser seeks to identify potential tailwinds or headwinds for various segments of the market.
Based on its top-down macro analysis, the Sub-Adviser identifies sectors and industries that are anticipated to experience significant short-term price movements, either positively or negatively including emerging growth areas or vulnerable segments.
The Sub-Adviser primarily invests in Underlying ETFs that offer targeted exposure to the identified sectors or industries. The Sub-Adviser may utilize a variety of Underlying ETFs, including those tracking broad market indices, specific sectors, industries, or even more specialized market segments.
The Fund typically holds Underlying ETFs for short durations, ranging from one to several months, to seek to capture swift movements in market prices. The Sub-Adviser may engage in frequent buying and selling of Underlying ETF shares to realize gains or limit losses. This may result in a high portfolio turnover rate for this portion of the portfolio.
The Sub-Adviser employs various risk management techniques, including position sizing, diversification across different short-term opportunities, and the use of stop-loss orders to help mitigate potential losses. However, these techniques may not always be effective.
Under normal market conditions, the Fund may invest up to 5% of its portfolio in cash and cash equivalents, including U.S. Treasury bonds.
The Fund is rebalanced on a monthly basis.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies or Underlying ETFs that provide exposure to equity securities of U.S. companies. Dakota Wealth, LLC (the “Sub-Adviser”) defines a U.S. company as one (a) that has its headquarters or principal location of operations in the U.S., (b) whose primary listing is on a securities exchange or market in the U.S., or (c) that derives a majority of their revenues in the U.S.

Strategy Portfolio Concentration [Text]	The Fund may invest in U.S. and foreign securities, including common stocks, depositary receipts, and real estate investment trusts that have a market capitalization of greater than $5 billion. The Fund’s foreign security exposure will be obtained through investments in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) or through Underlying ETFs that have exposure to ADRs and GDRs.